EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of reconciliation of the denominator
	2012	2011	2010
Denominator for basic earnings per share – weighted average shares	16,170,107	16,163,696	16,159,893

Effect of dilutive securities:
Exercisable stock options	547,170	292,915	246,770
Convertible warrants	-	-	50,799
Denominator for diluted earnings per share – adjusted weighted average shares and assumed conversions	16,717,277	16,456,611	16,457,462